Expected Benefit Payments to be Paid for Future Service (Detail) (Gratuity Plan, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Gratuity Plan
Defined Benefit Plan Disclosure [Line Items]
2014	218
2015	270
2016	268
2017	286
2018	311
2019-2024	1,735